CONCENTRATION OF RISK (Tables) - Customer risk	12 Months Ended
Dec. 31, 2016
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	167,437	269,925	346,826	49,953

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Customer A	52,072	67,840	9,771
Customer B	*	22,618	3,258
*not greater than 10%